Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]
As of December 31, 2013 and 2014, equity method investments consisted of the following:

	December 31,
	2013		2014
	Amount	Holding %	Amount	Holding %
	(in thousands)

Create Electronic Optical Co., Ltd.	$172	21.11	92	21.11
Iris (See Note 1)	18	6.41	10	6.41
	$190		102